Financial Risk Management_A Quantification Of The Extent To Which Collateral And Other Credit Enhancements Mitigate Credit Risk Of Derivative Financial Instruments(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Collateral Mitigate Credit Risk Of Derivative Abstract [Abstract]
Collateral Mitigate Credit Risk Of Derivative	₩ 1,277,851	₩ 478,567